Expense Example, No Redemption - FidelityAdvisorFreedomFunds-AMCIZComboPRO - FidelityAdvisorFreedomFunds-AMCIZComboPRO - Fidelity Advisor Freedom 2030 Fund	Sep. 08, 2023 USD ($)
Fidelity Advisor Freedom 2030 Fund - Class A
Expense Example, No Redemption:
1 Year	$ 663
3 Years	848
5 Years	1,050
10 Years	1,630
Fidelity Advisor Freedom 2030 Fund - Class C
Expense Example, No Redemption:
1 Year	169
3 Years	523
5 Years	902
10 Years	1,766
Fidelity Advisor Freedom 2030 Fund - Class M
Expense Example, No Redemption:
1 Year	464
3 Years	706
5 Years	966
10 Years	1,710
Fidelity Advisor Freedom 2030 Fund - Class I
Expense Example, No Redemption:
1 Year	67
3 Years	211
5 Years	368
10 Years	822
Fidelity Advisor Freedom 2030 Fund - Class Z
Expense Example, No Redemption:
1 Year	58
3 Years	183
5 Years	318
10 Years	$ 714